GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and related benefits	$ 80,351	$ 27,794
General and Administrative Expenses	40,443	35,355
Administrative expenses	120,794	63,149
Share-based compensation	60,200	6,600
General and administrative expense for corporate and other assets	$ 400	$ 1,400